Stockholders' Equity - 2017 Stock Option Plans (Details) - shares	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)		49,440,048
2017 Stock Options Plans | Scilex Pharmaceuticals, Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted (in shares)	1,000,000
Options canceled in the period (in shares)		1,600,000
Option outstanding (in shares)		700,000
2017 Stock Options Plans | Scilex Pharmaceuticals, Inc | Common class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	4,000,000.0
2017 Stock Options Plans | Scilex Pharmaceuticals, Inc | Vesting in the first year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting right (percent)	25.00%
2017 Stock Options Plans | Scilex Pharmaceuticals, Inc | Vesting per quarter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting right (percent)	2.0833%